Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 12,409,685	$ 8,557,305	$ 5,158,223
Accounts receivable	667,212	1,702,217	183,612
Prepaid expenses and deposits	179,792	144,768	103,403
Deferred offering cost	40,000
Total current assets	13,296,689	10,404,290	5,445,238
Right of use assets – operating lease	158,522	185,662	196,141
Long-term prepaid expenses and deposits	26,733	86,316	59,583
Property and equipment, net	22,267	33,030	75,327
Total assets	13,504,211	10,709,298	5,776,289
Current liabilities:
Accounts payable & accrued liabilities	479,003	286,074	566,780
Operating lease liabilities – current	91,516	115,125	109,556
Income tax payable	1,839,426	1,395,418	309,043
Total current liabilities	2,409,945	1,796,617	2,268,600
Operating lease liabilities – non current	56,663	71,383	89,729
Total liabilities	2,466,608	1,868,000	2,358,329
Stockholders’ equity:
Preferred stock value	654	654	54
Common stock value	3,519	3,519	3,519
Treasury stock value	(60,395)	(60,395)	(60,395)
Additional paid-in capital	12,500,631	12,500,631	11,901,231
Accumulated deficit	(1,406,806)	(3,603,111)	(8,426,449)
Total shareholders’ equity	11,037,603	8,841,298	3,417,960
Total liabilities and shareholders’ equity	$ 13,504,211	10,709,298	5,776,289
Related Party
Current liabilities:
Due to related party			$ 1,283,221